Post-Employment Benefits - Summary of Major Categories of Defined Benefit Plan Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of fair value of plan assets [line items]
Net derivative liability	$ 20,973	$ 23,271
Canada plan [member]
Disclosure of fair value of plan assets [line items]
Net derivative liability	7	63
Debt securities and deposits issued	$ 13	$ 18
Percentage of debt securities and deposits issued	0.20%	0.30%
Debt securities daily quoted prices in active markets	$ 38	$ 134
Investment funds and other assets daily quoted prices in active markets	24	26
Repurchase agreement amounts included in Government bonds for currency overlay hedging program	$ 100	$ 100